COMMITMENTS	12 Months Ended
Dec. 31, 2013
COMMITMENTS [Abstract]
COMMITMENTS
22.	COMMITMENTS

(a)	Rental leases

The Group has entered into operating lease agreements principally for its office spaces in the PRC. These leases expire through 2018 and are renewable upon negotiation. Rental expenses under operating leases for the years ended December 31, 2011, 2012 and 2013 were $2,528, $2,668 and $3,312, respectively.

Future minimum rental lease payments under non-cancellable operating leases agreements were as follows:

Year

2014	$3,522
2015	1,776
2016	49
2017	10
2018	6
$5,363

(b)	Concession fees

The Group has entered into concession right agreements with vendors, such as airports, airlines and a petroleum company. The contract terms of such concession rights are usually three to five years. The concession rights expire through 2019 and are renewable upon negotiation. Concession fees charged into statements of operations for the years ended December 31, 2011, 2012 and 2013 were $160,199, $177,996 and $180,990, respectively.

Future minimum concession fee payments under non-cancellable concession right agreements were as follows:

Year

2014	$182,500
2015	120,557
2016	52,898
2017	30,007
2018	20,762
2019	42,273
$448,997

(c)	Capital commitments

The Group has entered into purchase agreements with vendors for media equipment in airports and gas stations. The minimum purchase payments under non-cancellable purchase agreements were $52,440 and $296 for the year ending December 31, 2014 and 2015, respectively.